Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Gains losses arising from exchange rate fluctuations on the banks investments	R$ 13,627,778	R$ (3,281,452)	R$ (2,643,931)
Income generated from the use of derivative contracts as foreign exchange hedge	(14,292,394)	3,444,617	2,773,337
Tax effect of derivative contracts used as hedge - PIS / COFINS	R$ 664,616	R$ (163,165)	R$ (129,406)